Investment Securities, Held-to-maturity Securities, Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amortized Cost [Abstract]
Amortized Cost	$ 22,501	$ 27,551
Fair Value [Abstract]
Fair value	22,924	28,701
Held-to-maturity, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months - Fair value	11,000
Less than 12 months - Gross unrealized Loss	154
Sales and transfers of held to maturity securities	0	0
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	22,501
Amortized Cost	22,501	27,551
Fair Value [Abstract]
Securities, fair value	22,924
Fair value	$ 22,924	$ 28,701